INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
INVENTORIES
Medical consumable supplies	$ 9,261	$ 6,781
Medical consumable
INVENTORIES
Medical consumable supplies	$ 9,261	$ 6,781